Related Party Transactions Disclosure	6 Months Ended
Feb. 28, 2017
Notes
Related Party Transactions Disclosure

Note 7 -- Related Party Note

As of August 31, 2016, we have related party payables to Dieter Sauer, and Ana Sauer in the amounts of $5,000 and $3,000, respectively, for consulting in the month of August 2016, and as of three months ended February 28,2017 we had no related party payables.  Dieter Sauer, who is the President and CEO, and Ana Sauer, who is the Corporate Secretary, are husband and wife.